Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, the following table sets forth information regarding certain financial performance metrics of the Company and the “compensation actually paid” (“CAP”) to our NEOs, using a methodology that has been prescribed by the SEC.
The C/HC Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see the CD&A.

Pay Versus Performance Table
Fiscal Year	Summary Compensation Table For PEO(1)(3)	CAP to PEO(1)(2)	Average Summary Compensation Table for Non-PEO NEOs(1)(3)	Average CAP to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment based on:(4)		GAAP Net Income	EBITDA(5)
					Casey’s TSR	Peer Group TSR
2026	$14,741,268	$83,686,371	$4,084,058	$17,652,521	$381	$151	$714,448,000	$1,483,615,000
2025	$10,680,190	$42,464,859	$2,971,538	$9,027,522	$213	$140	$546,520,000	$1,200,047,000
2024	$10,626,257	$33,564,809	$3,066,576	$8,057,409	$147	$122	$501,972,000	$1,059,398,000
2023	$10,607,379	$18,017,916	$2,931,535	$4,874,894	$104	$118	$446,691,000	$952,464,000
2022	$9,061,083	$9,712,877	$2,862,173	$3,711,970	$91	$115	$339,790,000	$801,241,000

(1)
Mr. Rebelez served as our principal executive officer (PEO) for fiscal years 2022-2026. Reflects other NEOs for the applicable years as follows: (i) for 2022, Mr. Bramlage, Ms. Williams, Mr. Brennan and Adrian M. Butler (the Company’s prior Chief Information Officer), and (iii) for 2023-2026, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Frazell.

(2)
The following amounts were deducted from and/or added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate CAP. Previously reported amounts for 2025 have been revised in select instances to incorporate administrative updates. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards:

	2026		2025		2024		2023		2022
Figures reflected in $000s	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs
Summary Comp. Table Total	$14,741	$4,084	$10,680	$2,972	$10,626	$3,067	$10,607	$2,932	$9,061	$2,862
Grant Date Fair Value of Current Fiscal Year Awards	($9,648)	($2,278)	($7,348)	($1,531)	($6,543)	($1,426)	($6,337)	($1,348)	($5,377)	($1,240)
Fair Value Current Fiscal Year Awards at Fiscal Year End	$30,948	$7,298	$14,081	$2,121	$14,276	$3,104	$7,469	$1,617	$5,129	$1,187
Change in Fair Value of Prior Fiscal Year Awards (Outstanding)	$44,863	$7,947	$22,704	$4,929	$15,225	$3,341	$6,468	$1,625	$1,110	$884
Change in Fair Value of Prior Fiscal Year Awards (Vested)	$2,782	$602	$2,348	$538	($277)	($86)	($385)	($2)	($316)	($15)
Dividends Accrued in Fiscal Year, not captured elsewhere	$0	$0	$0	$0	$257	$57	$195	$51	$106	$34
Compensation Actually Paid	$83,686	$17,653	$42,465	$9,028	$33,565	$8,057	$18,018	$4,875	$9,713	$3,712

(3)
Reflects the total compensation reported in the SCT for the applicable year for Mr. Rebelez as the PEO and the average of the total compensation reported in the SCT for the applicable year for each of the other NEOs listed in Footnote 1.

(4)
Reflects TSR, cumulative for the measurement periods beginning on May 1, 2021, and ending on each of April 30, 2022-2026, the last day of each fiscal year, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 1500 Consumer Staples Sector Index (“CAP Peer Group”).

(5)
Reflects the “company selected measure.” EBITDA is a non-GAAP measure defined as net income before net interest expense, income taxes, depreciation and amortization. See Appendix A for reconciliation to net income.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Mr. Rebelez served as our principal executive officer (PEO) for fiscal years 2022-2026. Reflects other NEOs for the applicable years as follows: (i) for 2022, Mr. Bramlage, Ms. Williams, Mr. Brennan and Adrian M. Butler (the Company’s prior Chief Information Officer), and (iii) for 2023-2026, Mr. Bramlage, Ms. Williams, Mr. Brennan and Mr. Frazell.

Peer Group Issuers, Footnote
(4)
Reflects TSR, cumulative for the measurement periods beginning on May 1, 2021, and ending on each of April 30, 2022-2026, the last day of each fiscal year, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 1500 Consumer Staples Sector Index (“CAP Peer Group”).

PEO Total Compensation Amount	$ 14,741,268	$ 10,680,190	$ 10,626,257	$ 10,607,379	$ 9,061,083
PEO Actually Paid Compensation Amount	$ 83,686,371	42,464,859	33,564,809	18,017,916	9,712,877
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from and/or added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate CAP. Previously reported amounts for 2025 have been revised in select instances to incorporate administrative updates. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards:

	2026		2025		2024		2023		2022
Figures reflected in $000s	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs
Summary Comp. Table Total	$14,741	$4,084	$10,680	$2,972	$10,626	$3,067	$10,607	$2,932	$9,061	$2,862
Grant Date Fair Value of Current Fiscal Year Awards	($9,648)	($2,278)	($7,348)	($1,531)	($6,543)	($1,426)	($6,337)	($1,348)	($5,377)	($1,240)
Fair Value Current Fiscal Year Awards at Fiscal Year End	$30,948	$7,298	$14,081	$2,121	$14,276	$3,104	$7,469	$1,617	$5,129	$1,187
Change in Fair Value of Prior Fiscal Year Awards (Outstanding)	$44,863	$7,947	$22,704	$4,929	$15,225	$3,341	$6,468	$1,625	$1,110	$884
Change in Fair Value of Prior Fiscal Year Awards (Vested)	$2,782	$602	$2,348	$538	($277)	($86)	($385)	($2)	($316)	($15)
Dividends Accrued in Fiscal Year, not captured elsewhere	$0	$0	$0	$0	$257	$57	$195	$51	$106	$34
Compensation Actually Paid	$83,686	$17,653	$42,465	$9,028	$33,565	$8,057	$18,018	$4,875	$9,713	$3,712

Non-PEO NEO Average Total Compensation Amount	$ 4,084,058	2,971,538	3,066,576	2,931,535	2,862,173
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,652,521	9,027,522	8,057,409	4,874,894	3,711,970
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from and/or added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate CAP. Previously reported amounts for 2025 have been revised in select instances to incorporate administrative updates. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards:

	2026		2025		2024		2023		2022
Figures reflected in $000s	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs	PEO	Average other NEOs
Summary Comp. Table Total	$14,741	$4,084	$10,680	$2,972	$10,626	$3,067	$10,607	$2,932	$9,061	$2,862
Grant Date Fair Value of Current Fiscal Year Awards	($9,648)	($2,278)	($7,348)	($1,531)	($6,543)	($1,426)	($6,337)	($1,348)	($5,377)	($1,240)
Fair Value Current Fiscal Year Awards at Fiscal Year End	$30,948	$7,298	$14,081	$2,121	$14,276	$3,104	$7,469	$1,617	$5,129	$1,187
Change in Fair Value of Prior Fiscal Year Awards (Outstanding)	$44,863	$7,947	$22,704	$4,929	$15,225	$3,341	$6,468	$1,625	$1,110	$884
Change in Fair Value of Prior Fiscal Year Awards (Vested)	$2,782	$602	$2,348	$538	($277)	($86)	($385)	($2)	($316)	($15)
Dividends Accrued in Fiscal Year, not captured elsewhere	$0	$0	$0	$0	$257	$57	$195	$51	$106	$34
Compensation Actually Paid	$83,686	$17,653	$42,465	$9,028	$33,565	$8,057	$18,018	$4,875	$9,713	$3,712

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and CAP Peer Group’s TSR during fiscal years 2022-2026.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s and CAP Peer Group’s TSR during fiscal years 2022-2026.
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP
The following table lists the performance measures that, in our assessment, represent the most important performance measures we used to link compensation actually paid to our NEOs to Company performance for the 2026 fiscal year. See the CD&A for further details.

Tabular List of Performance Measures
EBITDA	Same-Store Sales Growth % (Inside Sales)	ROIC	Relative TSR

Total Shareholder Return Amount	$ 381	213	147	104	91
Peer Group Total Shareholder Return Amount	151	140	122	118	115
Net Income (Loss)	$ 714,448,000	$ 546,520,000	$ 501,972,000	$ 446,691,000	$ 339,790,000
Company Selected Measure Amount	1,483,615,000	1,200,047,000	1,059,398,000	952,464,000	801,241,000
PEO Name	Mr. Rebelez	Mr. Rebelez	Mr. Rebelez	Mr. Rebelez	Mr. Rebelez
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(5)
Reflects the “company selected measure.” EBITDA is a non-GAAP measure defined as net income before net interest expense, income taxes, depreciation and amortization. See Appendix A for reconciliation to net income.

Measure:: 2
Pay vs Performance Disclosure
Name	Same-Store Sales Growth % (Inside Sales)
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,648,000)	$ (7,348,000)	$ (6,543,000)	$ (6,337,000)	$ (5,377,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,948,000	14,081,000	14,276,000	7,469,000	5,129,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,863,000	22,704,000	15,225,000	6,468,000	1,110,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,782,000	2,348,000	(277,000)	(385,000)	(316,000)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	257,000	195,000	106,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,278,000)	(1,531,000)	(1,426,000)	(1,348,000)	(1,240,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,298,000	2,121,000	3,104,000	1,617,000	1,187,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,947,000	4,929,000	3,341,000	1,625,000	884,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	602,000	538,000	(86,000)	(2,000)	(15,000)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 57,000	$ 51,000	$ 34,000